PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
NOTE 9. PREMISES AND EQUIPMENT, NET

As of December 31, 2018 and 2017 the premises and equipment consisted of the following:

As of December 31, 2018

Premises and equipment	Balance at January 1, 2018	Roll - forward
		Acquisitions	Expenses depreciation	Disposals	Assets classified as held for sale	Effect of changes in foreign exchange rate	Balance at December 31, 2018
In millions of COP
Land
Cost	337,362	20,924	-	(6,079)	-	9,525	361,732
Construction in progress
Cost	5,129	6,485	-	(8,448)	-	(713)	2,453
Buildings
Cost	1,304,539	21,817	-	(34,850)	(5,916)	58,927	1,344,517
Accumulated depreciation	(285,118)	-	(29,199)	2,913	-	(19,587)	(330,991)
Furniture and fixtures
Cost	601,275	28,221	-	(24,861)	-	24,793	629,428
Accumulated depreciation	(334,054)	-	(36,073)	18,695	-	(7,502)	(358,934)
Computer equipment
Cost	782,476	142,451	-	(50,282)	(4,708)	26,874	896,811
Accumulated depreciation	(497,976)	-	(80,980)	47,345	4,578	(40,693)	(567,726)
Vehicles
Cost	1,410,709	679,356	-	(249,771)	(170,145)	1,701	1,671,850
Accumulated depreciation	(371,276)	(231)	(145,529)	11,673	61,988	(652)	(444,027)
Ongoing Imports
Cost	3,502	3,053	-	(5,288)	-	-	1,267
Leasehold improvements
Cost	297,500	19,180	-	(7,737)	-	5,469	314,412
Accumulated depreciation	(126,663)	-	(25,970)	7,188	-	(6,700)	(152,145)
Total premises and equipment - cost	4,742,492	921,487	-	(387,316)	(180,769)	126,576	5,222,470
Total premises and equipment - accumulated depreciation	(1,615,087)	(231)	(317,751)	87,814	66,566	(75,134)	(1,853,823)
Total premises and equipment, net	3,127,405	921,256	(317,751) (1)	(299,502)	(114,203)	51,442	3,368,647

(1)
The difference with the Consolidated Statement of Income is the expense depreciation by the premises and equipment of the investments classified as assets held for sale, the amortization of intangible assets and impairment of other assets. See Note 25.2 Impairment, depreciation and amortization.

As of December 31, 2018 the premises and equipment of Assets held for sale consist of:

Premises and equipment	Balance at January 1, 2018	Roll - forward					Balance at December 31, 2018
		Acquisitions	Expenses depreciation	Disposals	Assets classified as held for sale	Effect of changes in foreign exchange rate
In millions of COP
Fixtures and fittings
Cost	111	-	-	-	-	(1)	110
Accumulated depreciation	(95)	-	(9)	-	-	2	(102)
Computer equipment
Cost	113	-	-	-	-	7	120
Accumulated depreciation	(86)	-	(12)	-	-	(14)	(112)
Vehicles
Cost	142,647	84,344	-	(1,850)	(26,913)	12,453	210,681
Accumulated depreciation	(33,221)	(54)	(24,833)	365	13,446	(2,044)	(46,341)
Total premises and equipment - cost	142,871	84,344	-	(1,850)	(26,913)	12,459	210,911
Total premises and equipment - accumulated depreciation	(33,402)	(54)	(24,854)	365	13,446	(2,056)	(46,555)
Total premises and equipment, net	109,469	84,290	(24,854)	(1,485)	(13,467)	10,403	164,356

As of December 31, 2017

Premises and equipment	Balance at January 1, 2017	Roll - forward						Balance at December 31, 2017
		Acquisitions	Expenses depreciation	Disposals	Assets classified as held for sale	Subsidiary liquidation	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	334,499	4,050	-	(904)	-	-	(283)	337,362
Construction in progress
Cost	32,883	48,849	-	(76,066)	-	-	(537)	5,129
Buildings
Cost	1,185,296	130,766	-	(27,041)	-	(5,973)	21,491	1,304,539
Accumulated depreciation	(259,400)	-	(29,451)	3,449	-	-	284	(285,118)
Furniture and fixtures
Cost	572,699	40,187	-	(12,647)	(111)	(37)	1,184	601,275
Accumulated depreciation	(300,731)	-	(39,912)	9,317	95	30	(2,853)	(334,054)
Computer equipment
Cost	717,464	100,939	-	(29,301)	(6,025)	(39)	(562)	782,476
Accumulated depreciation	(477,339)	-	(73,772)	46,358	5,740	18	1,019	(497,976)
Vehicles
Cost	1,461,628	650,232	-	(305,457)	(318,880)	(32,845)	(43,969)	1,410,709
Accumulated depreciation	(387,491)	(2,866)	(144,159)	14,022	113,100	15,740	20,378	(371,276)
Airplane
Cost	60,614	-	-	(59,614)	-	-	(1,000)	-
Accumulated depreciation	(6,227)	-	(356)	6,480	-	-	103	-
Ongoing Imports
Cost	1,929	6,472	-	(4,744)	-	-	(155)	3,502
Leasehold improvements
Cost	248,358	61,284	-	(7,812)	-	-	(4,330)	297,500
Accumulated depreciation	(68,485)	-	(28,631)	(29,723)	-	-	176	(126,663)
Total premises and equipment - cost	4,615,370	1,042,779	-	(523,586)	(325,016)	(38,894)	(28,161)	4,742,492
Total premises and equipment - accumulated depreciation	(1,499,673)	(2,866)	(316,281)	49,903	118,935	15,788	19,107	(1,615,087)
Total premises and equipment, net	3,115,697	1,039,913	(316,281) (1)	(473,683)	(206,081)	(23,106)	(9,054)	3,127,405

(1)
The difference with the Consolidated Statement of Income is the expense depreciation by premises and equipment of the investments classified as assets held for sale, the amortization of intangible assets and impairment of other assets. See Note 25.2 Impairment, depreciation and amortization.

As of December 31, 2018 and 2017, there were no contractual commitments for the purchase of premises and equipment, or premises and equipment pledged as collateral.

As of December 31, 2018 and 2017, the assessment made by the Bank indicates there is no evidence of impairment of its premises and equipment.